Ordinary Shares (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Aug. 26, 2025 USD ($) $ / shares shares	Aug. 08, 2024 $ / shares shares	Jan. 05, 2024 USD ($)	Feb. 29, 2024 shares	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 ¥ / shares shares
VG Master Fund SPC (the “Investor”) [member]
Ordinary Shares [Line Items]
American depositary shares (in Dollars) | $			$ 2,082,430
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued				41,405,680	2,791,611,000
Ordinary shares, par value (in Dollars per share) | (per share)					¥ 0.0001	$ 0.0001	¥ 0.0001
Conversion of redeemable convertible preferred shares		793,868,246
Ordinary shares issued					3,682,264,509	3,682,264,509	890,653,509
Ordinary shares outstanding					3,682,264,509	3,682,264,509	890,653,509
Conversion of ordinary shares
Class A Ordinary Shares [Member] | Convertible Notes [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Class A Ordinary Shares [Member] | AC Sunshine Securities LLC (the “Sales Agent”) [Member]
Ordinary Shares [Line Items]
American depositary shares (in Dollars) | $	$ 50,000,000
Shares issued	900
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued					6,296,630	6,296,630	6,296,630
Ordinary shares outstanding					6,296,630	6,296,630	6,296,630
Class C Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued					500,000,000	500,000,000
Ordinary shares outstanding					500,000,000	500,000,000
Common Stock [Member] | Class C Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued					100,000,000	100,000,000
Ordinary shares outstanding					100,000,000	100,000,000